Interest and Finance Costs (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest on long-term debt		$ 719,105	$ 383,186
Amortization of deferred finance charges		119,731	94,789
Other finance charges		63,736	28,037
Total interest and finance costs		$ 902,572	$ 506,012
Toro Corp. [Member]
Interest and Finance Costs [Abstract]
Total interest and finance costs	$ 32